Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	£ 3,541	£ 3,598
Gross assets charged as security for liabilities	36,195	36,512
Notes issued under securitisation and covered bond programmes retained internally	23,984	20,974
Securities Lending [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	25,910	38,016
Collateral accepted as security for assets	7,745	22,299
Internally Retained [member] | Securitisations and Covered Bonds [member]
Disclosure of assets pledged as security [line items]
Notes issued under securitisation and covered bond programmes retained internally	4,039	4,359
Third Party Bilateral Secured Funding Transactions [member] | Securitisations and Covered Bonds [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	1,834	1,834
Cash [member] | Derivative Financial Instruments [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	1,681	3,658
Collateral accepted as security for assets	4,058	3,679
Purchase and resale agreements [member]
Disclosure of assets pledged as security [line items]
Collateral accepted as security for assets	15,728	16,356
Fellow Subsidiaries [member] | Sale and Repurchase Agreements [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	17,485	34,310
Fellow Subsidiaries [member] | Loans and advances to customers- securitisations and covered bonds [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	2,383	2,931
Santander UK Plc [member] | Securitisations and Covered Bonds [member]
Disclosure of assets pledged as security [line items]
Gross assets charged as security for liabilities	36,195	36,512
Santander UK Plc [member] | Internally Retained [member] | Securitisations and Covered Bonds [member]
Disclosure of assets pledged as security [line items]
Internally retained securitisation and covered bond issuances available for creating collateral	£ 501	£ 1,091